CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Revenues	$ 67,521	414,891	481,694	552,111
Cost of revenues	(49,010)	(301,148)	(315,082)	(387,783)
Gross profit	18,511	113,743	166,612	164,328
Operating expenses
Selling and marketing	(9,597)	(58,972)	(55,375)	(56,437)
General and administrative	(7,556)	(46,428)	(66,153)	(77,585)
Research and development	(6,571)	(40,377)	(42,162)	(37,629)
Other income, net	1,229	7,555	15,241	3,852
Total operating expenses, net	(22,495)	(138,222)	(148,449)	(167,799)
Income(loss) from operations	(3,984)	(24,479)	18,163	(3,471)
Interest expense	(3,213)	(19,743)	(11,326)	(4,029)
Share of net income (loss) of equity investments	(126)	(776)	5,161	4,030
Loss on disposal of an equity method investment	(244)	(1,498)	0	0
Loss on disposal of a subsidiary	(427)	(2,623)	0	0
Interest income	97	596	1,776	2,547
Income (loss) before income taxes	(7,897)	(48,523)	13,774	(923)
Income tax (expense)benefits(note 18)
Current	(110)	(677)	(2,707)	(589)
Deferred	0	0	(1,755)	(1,273)
Reversal of contingent tax liability	6,357	39,060	0	0
Income tax (expense) benefits	6,247	38,383	(4,462)	(1,862)
Net income (loss)	(1,650)	(10,140)	9,312	(2,785)
Less: Net income (loss) attributable to non-controlling interests	(100)	(613)	1,818	(1,351)
Net income (loss) attributable to Origin Agritech Limited	(1,550)	(9,527)	7,494	(1,434)
Other comprehensive income (loss)
Net income (loss)	(1,650)	(10,140)	9,312	(2,785)
Foreign currency translation difference	(9)	(56)	1,890	117
Comprehensive income (loss)	(1,659)	(10,196)	11,202	(2,668)
Less: Comprehensive income (loss) attributable to non-controlling interests	(100)	(613)	1,818	(1,351)
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (1,559)	(9,583)	9,384	(1,317)
Net income (loss) attributable to Origin Agritech Limited per share - basic (note 19) (in dollars per share)	$ (0.07)	(0.42)	0.32	(0.06)
Net income (loss) attributable to Origin Agritech Limited per share - diluted (note 19) (in dollars per share)	$ (0.07)	(0.42)	0.32	(0.06)
Shares used in calculating basic net income (loss) per share (in shares)	22,743,853	22,743,853	23,259,127	23,382,812
Shares used in calculating diluted net income (loss) per share (in shares)	22,743,853	22,743,853	23,278,443	23,382,812